Operating Assets and Liabilities - Property and Equipment (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment
Cost at beginning of period	kr 621
Cost at end of period	799	kr 621
Gross carrying amount [member]
Property, Plant and Equipment
Cost at beginning of period	989	717
Additions for the year	304	260
Disposals for the year	(21)	(9)
Exchange rate adjustment	22	21
Cost at end of period	1,294	989
Accumulated amortization and impairment
Property, Plant and Equipment
Cost at beginning of period	(368)	(264)
Depreciation for the year	(146)	(110)
Accumulated depreciation on disposals	22	9
Exchange rate adjustment	(3)	(3)
Cost at end of period	(495)	(368)
Leasehold improvements
Property, Plant and Equipment
Cost at beginning of period	310
Cost at end of period	280	310
Leasehold improvements | Gross carrying amount [member]
Property, Plant and Equipment
Cost at beginning of period	400	287
Additions for the year	5	29
Transfers between the classes		70
Disposals for the year	(8)
Exchange rate adjustment	15	14
Cost at end of period	412	400
Leasehold improvements | Accumulated amortization and impairment
Property, Plant and Equipment
Cost at beginning of period	(90)	(43)
Depreciation for the year	(52)	(46)
Accumulated depreciation on disposals	11
Exchange rate adjustment	(1)	(1)
Cost at end of period	(132)	(90)
Equipment, furniture and fixtures
Property, Plant and Equipment
Cost at beginning of period	259
Cost at end of period	286	259
Equipment, furniture and fixtures | Gross carrying amount [member]
Property, Plant and Equipment
Cost at beginning of period	537	416
Additions for the year	118	120
Transfers between the classes		3
Disposals for the year	(13)	(9)
Exchange rate adjustment	7	7
Cost at end of period	649	537
Equipment, furniture and fixtures | Accumulated amortization and impairment
Property, Plant and Equipment
Cost at beginning of period	(278)	(221)
Depreciation for the year	(94)	(64)
Accumulated depreciation on disposals	11	9
Exchange rate adjustment	(2)	(2)
Cost at end of period	(363)	(278)
Assets under construction
Property, Plant and Equipment
Cost at beginning of period	52
Cost at end of period	233	52
Assets under construction | Gross carrying amount [member]
Property, Plant and Equipment
Cost at beginning of period	52	14
Additions for the year	181	111
Transfers between the classes		(73)
Cost at end of period	kr 233	kr 52